Tax matters - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of other provisions [line items]
Deferred tax assets	€ 18,944		€ 19,170		€ 20,767	€ 20,787
Deferred tax assets not recognized	11,240
Tax losses, deferred tax assets not recognized	6,420
Tax credits, deferred tax assets not recognized	3,430
Other concepts, deferred tax assets not recognized	1,390
Taxes other than income tax	543		554		568
Law 38/2022, Tax Reform
Disclosure of other provisions [line items]
Taxes other than income tax			334		224
Decree-Law 9/2024
Disclosure of other provisions [line items]
Payment of tax expense other than income tax expense	392
Law 7/2024, Tax Reform
Disclosure of other provisions [line items]
Taxes other than income tax	353
Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	€ 16,590		16,803		18,374	19,009
Deferred tax asset recovery period	15 years	15 years
Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets	€ 2,354		2,367		2,393	1,778
Monetizable
Disclosure of other provisions [line items]
Deferred tax assets	10,725		10,309		11,099
Monetizable | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	10,725		10,309		11,099	€ 10,660
Other
Disclosure of other provisions [line items]
Deferred tax assets	8,219		8,861		9,668
Other | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	5,865		6,494		7,275
Other | Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets	2,354		€ 2,367		€ 2,393
Spain
Disclosure of other provisions [line items]
Deferred tax assets	7,183
Spain | Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets	681
Spain | Monetizable | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	5,069
Spain | Other | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	1,433
Brazil
Disclosure of other provisions [line items]
Deferred tax assets	7,465
Brazil | Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets	709
Brazil | Monetizable | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	5,606
Brazil | Other | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	1,150
Mexico
Disclosure of other provisions [line items]
Deferred tax assets	1,542
Mexico | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	1,511
Mexico | Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets	31
US
Disclosure of other provisions [line items]
Deferred tax assets	1,026
US | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	253
US | Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets	€ 773
United Kingdom
Disclosure of other provisions [line items]
Dividend exemption, generating potential tax credit | £		£ 500		£ 500
Actuarial assumption of growth | Spain
Disclosure of other provisions [line items]
Percentage used to adjust sensitivity analysis	0.50%	0.50%
Inflation rate assumption | Spain
Disclosure of other provisions [line items]
Percentage used to adjust sensitivity analysis	0.50%	0.50%